ITEM 1. Schedule of Investments


COMMON STOCK
_____________________________________________________________
_____________________________________________________________

                                   SHARES    MARKET VALUE ($)
_____________________________________________________________
CONSUMER DISCRETIONARY (12.28%) -----------------------------

BEST BUY CO., INC.                 35,000        1,898,400.00
COMCAST HOLDINGS CORPORATION       50,000        1,396,000.00
TARGET CORPORATION                 40,000        1,810,000.00
WAL-MART STORES, INC.              20,000        1,064,000.00
                                                 ____________
                                                 6,168,400.00


CONSUMER STAPLES (8.61%) ------------------------------------

CVS CORPORATION                    35,000        1,474,550.00
KIMBERLY-CLARK CORPORATION         20,000        1,291,800.00
PEPSICO, INC.                      32,000        1,556,800.00
                                                 ____________
                                                 4,323,150.00


ENERGY (15.45%) ---------------------------------------------

BURLINGTON RESOURCES INC           50,000        2,040,000.00
CHEVRONTEXACO CORP.                40,000        2,145,600.00
SCHLUMBERGER LIMITED               53,100        3,574,161.00
                                                 ____________
                                                 7,759,761.00


FINANCIALS (15.3%) ------------------------------------------

AMERICAN EXPRESS COMPANY           20,000        1,029,200.00
J.P. MORGAN CHASE & CO.            50,000        1,986,500.00
MBNA CORPORATION                   50,000        1,260,000.00
THE PMI GROUP, INC.                40,000        1,623,200.00
WELLS FARGO & COMPANY              30,000        1,788,900.00
                                                 ____________
                                                 7,687,800.00


HEALTH CARE (17.56%) ----------------------------------------

AMGEN INC.                         20,000        1,133,600.00
ANTHEM, INC.                       17,000        1,483,250.00
BOSTON SCIENTIFIC CORPORATION      35,000        1,390,550.00
JOHNSON & JOHNSON                  20,000        1,126,600.00
MEDTRONIC, INC.                    20,000        1,038,000.00
PFIZER INC.                        50,000        1,530,000.00
WYETH                              30,000        1,122,000.00
                                                 ____________
                                                 8,824,000.00


INDUSTRIALS (13.12%) ----------------------------------------

3M COMPANY                         20,000        1,599,400.00
GENERAL ELECTRIC COMPANY           65,000        2,182,700.00
THE BOEING COMPANY                 25,000        1,290,500.00
UNITED PARCEL SERVICE, INC.        20,000        1,518,400.00
                                                 ____________
                                                 6,591,000.00

INFORMATION TECHNOLOGY (10.5%) ------------------------------

CISCO SYSTEMS, INC.                70,000        1,267,000.00
DELL INC.                          30,000        1,068,000.00
INTEL CORPORATION                  50,000        1,003,000.00
MICROSOFT CORPORATION              70,000        1,935,500.00
                                                 ____________
                                  		 5,273,500.00


MATERIALS (4.63%) -------------------------------------------

WEYERHAEUSER COMPANY               35,000        2,326,800.00


UTILITIES (2.56%) -------------------------------------------

EXELON CORPORATION                 35,000        1,284,150.00




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_____________________________________________________________
SHORT TERM BONDS/CASH EQUIVALENTS
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FHLB DISC CORP @ 1.5001% DUE 10/1    362,000       361,984.92




_____________________________________________________________
_____________________________________________________________
OPTIONS
_____________________________________________________________

SCHLUMBERGER LIMITED  $65 11/20/04 (53,100)      (201,780.00)
BEST BUY CO., INC.    $60 12/18/04 (35,000)       (26,250.00)




_____________________________________________________________
_____________________________________________________________
TOTAL INVESTMENTS                               50,372,515.92



Item 2. Controls and Procedures.

(a)(i) The Principal Executive and Financial Officers have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment
Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Continental Assurance Company Separate Account (B)

By: /s/ Lynne Gugenheim
   ----------------------------------------------
   Lynne Gugenheim
   Secretary

Date     November 5, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated. Continental Assurance Company Separate Account (B)

By: /s/ Lynne Gugenheim
   ----------------------------------------------
   Lynne Gugenheim
   Secretary (Principal Executive Officer)

Date     November 5, 2004

Continental Assurance Company

By: /s/ Lawrence J. Boysen
   ----------------------------------------------
   Lawrence J. Boysen
   Senior Vice President, Controller and
   Acting Chief Financial Officer
   (Principal Financial and Accounting Officer)

Date     November 5, 2004